UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2008

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital LLC
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:     28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robert J. Lukaszewicz
Title:            Senior Vice President and Controller
Phone:            (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz     Chicago, Illinois      11/10/08
--------------------------   -------------------   ------------
       (Signature)              (City/State)          (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number                        Name
-----------------             --------------------------------
028-01190                     Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            44

Form 13F Information Table Value Total:   $11,293,438
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                   FORM 13F INFORMATION TABLE

                                                    INSTITUTIONAL CAPITAL LLC
                                                            FORM 13F
                                                            30-Sep-08
                                                                                                           Voting Authority
                                                                                                      --------------------------
                                                          Value      Shares/    Sh/ Put/ Invstmt Other
Name of Issuer                   Title of class   CUSIP   (x$1000)   Prn Amt    Prn Call Dscretn Mgrs  Sole       Shared None
-------------------------------  -------------- --------- ---------- ---------- --- ---- ------- ----- ---------- ------ ---------
ACE Ltd.                               SHS       H0023R105    381,590  7,049,510 SH       Sole          6,700,060          349,450
AT&T Inc.                              COM       00206R102    116,528  4,173,643 SH       Sole          3,852,587          321,056
Assurant Inc.                          COM       04621X108     75,358  1,370,150 SH       Sole          1,271,350           98,800
Avon Products Inc.                     COM       054303102     39,579    952,100 SH       Sole            879,600           72,500
BP PLC - Sponsored ADR            SPONSORED ADR  055622104     46,590    928,650 SH       Sole            702,650          226,000
Baker Hughes Inc.                      COM       057224107    292,040  4,823,925 SH       Sole          4,594,825          229,100
Bank of America Corp.                  COM       060505104    317,198  9,062,800 SH       Sole          8,625,250          437,550
Bank of New York Mellon Corp.          COM       064058100    331,693 10,180,871 SH       Sole          9,660,215          520,656
CVS Caremark Corp.                     COM       126650100    416,548 12,375,170 SH       Sole         11,767,570          607,600
Capital One Financial Corp.            COM       14040H105    384,079  7,530,959 SH       Sole          7,179,509          351,450
Cigna Corp.                            COM       125509109    109,134  3,211,700 SH       Sole          3,001,100          210,600
Cisco Systems Inc.                     COM       17275R102    474,036 21,012,240 SH       Sole         20,037,790          974,450
Coca Cola Co.                          COM       191216100    412,271  7,796,350 SH       Sole          7,415,150          381,200
Credit Suisse Group-Sponsored ADR SPONSORED ADR  225401108     63,235  1,309,750 SH       Sole          1,003,900          305,850
Du Pont (E.I.) de Nemours & Co.        COM       263534109    456,931 11,338,230 SH       Sole         10,798,680          539,550
Exxon Mobil Corp.                      COM       30231G102    114,882  1,479,291 SH       Sole          1,368,041          111,250
General Electric Co.                   COM       369604103    427,911 16,780,826 SH       Sole         15,978,786          802,040
Goldman Sachs Group Inc.               COM       38141G104    198,660  1,552,031 SH       Sole          1,474,981           77,050
Hewlett-Packard Co.                    COM       428236103    452,516  9,786,237 SH       Sole          9,315,787          470,450
Honeywell International Inc.           COM       438516106     65,085  1,566,438 SH       Sole          1,452,738          113,700
Host Hotels & Resorts Inc.             COM       44107P104     86,196  6,485,746 SH       Sole          6,015,896          469,850
Intercontinental Hotels Group     SPONS ADR NEW  45857P301    111,666  9,027,198 SH       Sole          8,668,121          359,077
JPMorgan Chase & Co.                   COM       46625H100    563,186 12,059,662 SH       Sole         11,467,812          591,850
Johnson & Johnson                      COM       478160104    533,275  7,697,381 SH       Sole          7,360,431          336,950
Lowe's Cos Inc.                        COM       548661107    261,382 11,033,450 SH       Sole         10,499,300          534,150
Marathon Oil Corp.                     COM       565849106    393,535  9,870,450 SH       Sole          9,409,500          460,950
Masco Corp.                            COM       574599106    220,048 12,265,788 SH       Sole         11,669,188          596,600
News Corp Inc.                         CL A      65248E104    280,320 23,379,445 SH       Sole         22,291,095        1,088,350
Occidental Petroleum Corp.             COM       674599105    284,022  4,031,540 SH       Sole          3,844,840          186,700
Omnicom Group                          COM       681919106     78,053  2,024,200 SH       Sole          1,876,950          147,250
Pepsico Inc.                           COM       713448108    515,913  7,238,858 SH       Sole          6,872,238          366,620
Procter & Gamble Co.                   COM       742718109     45,892    658,515 SH       Sole            606,815           51,700
Schering-Plough Corp.                  COM       806605101    365,298 19,777,925 SH       Sole         18,907,425          870,500
Siemens AG Sponsored ADR          SPONSORED ADR  826197501     41,492    441,925 SH       Sole            409,850           32,075
Suntrust Banks Inc.                    COM       867914103    182,417  4,054,610 SH       Sole          3,859,460          195,150
Target Corp.                           COM       87612E106    268,857  5,481,287 SH       Sole          5,232,237          249,050
Texas Instruments Inc.                 COM       882508104    271,421 12,624,214 SH       Sole         12,057,564          566,650
Textron Inc.                           COM       883203101    158,259  5,405,036 SH       Sole          5,158,336          246,700
Total SA - Sponsored ADR          SPONSORED ADR  89151E109     24,642    406,100 SH       Sole            295,050          111,050
Toyota Motor Corp-Sponsored ADR   SP ADR REP2COM 892331307     53,771    626,700 SH       Sole            481,700          145,000
Tyco Electronics Ltd.                COM NEW     G9144P105     41,964  1,517,150 SH       Sole          1,407,250          109,900
Viacom Inc Class B                     CL B      92553P201    332,861 13,400,200 SH       Sole         12,742,350          657,850
Vodafone Group PLC-Sponsored ADR  SPONS ADR NEW  92857W209    417,095 18,873,067 SH       Sole         17,494,117        1,378,950
Wyeth                                  COM       983024100    586,009 15,863,798 SH       Sole         15,150,848          712,950
REPORT SUMMARY                          44                 11,293,438